Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes

(8) Income Taxes

The Company is not subject to taxation in its country of incorporation; however, the Company is subject to taxation in certain other jurisdictions due to the nature of the Company’s operations. The Company estimates its tax liability based upon its understanding of the tax laws of the various countries in which it operates. Income tax expense for 2019, 2018 and 2017 consisted of the following:

	2019	2018	2017
Current
Bermuda	$—	$—	$—
Foreign	499	1,407	2,142
	499	1,407	2,142
Deferred
Bermuda	—	—	—
Foreign	1,449	618	(524)
	1,449	618	(524)
	$1,948	$2,025	$1,618

The components of income before income taxes and noncontrolling interest were as follows:

	2019	2018	2017
Bermuda sources	$—	$—	$—
Foreign sources	58,504	56,275	22,360
	$58,504	$56,275	$22,360

A reconciliation of the differences between the Bermuda statutory income tax rate and the effective tax rate as provided in the consolidated statements of comprehensive income is as follows:

	2019		2018		2017
Bermuda tax rate	$—	0.00%	$—	0.00%	$—	0.00%
Foreign tax rate	188	0.32%	(142)	(0.25)%	(1,297)	(5.80)%
Tax uncertainties	1,760	3.01%	2,167	3.85%	2,915	13.04%
	$1,948	3.33%	$2,025	3.60%	$1,618	7.24%

The components of income tax expense and effective tax rate were as follows:

	2019		2018		2017
Income before income tax and noncontrolling interests	$58,504		$56,275		$22,360

Tax uncertainties	$1,760	3.01%	$2,167	3.85%	$2,915	13.04%
Foreign taxes
Stock based compensation	405	0.69%	128	0.23%	(304)	(1.36)%
Adjustment for prior years	270	0.46%	367	0.65%	(71)	(0.32)%
Revaluation of deferred taxes due to TCJA	—	—	—	—	(2,653)	(11.86)%
Foreign derived intangible income	(77)	(0.13)%	(199)	(0.35)%	—	—
Valuation allowance	315	0.54%	272	0.48%	1,166	5.21%
Foreign rate difference	(778)	(1.33)%	(758)	(1.35)%	565	2.53%
Other	53	0.09%	48	0.09%	—	—
	188	0.32%	(142)	(0.25)%	(1,297)	(5.80)%
	$1,948	3.33%	$2,025	3.60%	$1,618	7.24%

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2019 and 2018 are presented below:

	2019	2018
Deferred tax assets
Net operating loss carryforwards	$19,410	$19,616
Other	1,568	2,173
	20,978	21,789
Valuation allowance (net operating loss)	(707)	(992)
Deferred tax assets	20,271	20,797
Deferred tax liabilities
Containers, net	25,975	25,039
Other	697	710
Deferred tax liabilities	26,672	25,749
Net deferred tax liabilities	$6,401	$4,952

In assessing the extent to which deferred tax assets are realizable, the Company’s management considers whether it is more likely than not that the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company’s management considers the projected future reversal of taxable temporary items for making this assessment. Based upon the projections for the reversal of taxable temporary items over the periods in which the deferred tax assets are deductible, the Company’s management believes it is more likely than not the Company will not realize a portion of the benefits of these deductible differences, thus a valuation allowance has been provided.

The Company has U.S. federal net operating loss carry-forwards of $108,014 that will begin to expire from December 31, 2020 through December 31, 2037 if not utilized and $20,351 with no expiration date. The Company expects to utilize the net operating loss carry-forwards prior to their expiration, net of the valuation allowance. In the United States, utilization of net operating loss carry-forwards for federal income tax purposes may be subject to a substantial annual limitation if there is an ownership change within the meaning of Section 382 of the Internal Revenue Code.  In general, an ownership change within the meaning of Section 382 occurs if a transaction or series of transactions over a three-year period result in a cumulative change of more than 50% in the beneficial ownership of a company’s stock.  The Company’s management does not believe the Company has a limitation on the ability to utilize its net operating loss carry-forwards under Section 382 as of December 31, 2019. However, issuances, sales and/or exchanges of the Company’s stock (including, potentially, relatively small transactions and transactions beyond the Company’s control) occurring after December 31, 2019, taken together with prior transactions with respect to the Company’s stock over a three-year period, could trigger an ownership change under Section 382 in the future and therefore a limitation on the Company’s ability to utilize its net operating loss carryforwards.  Any such limitation could cause some loss carryforwards to expire before the Company would be able to utilize them to reduce taxable income in future periods, possibly resulting in a substantial income tax expense or write down of the Company’s tax assets or both.  Furthermore, net operating losses generated subsequent to December 31, 2017 are subject to the TCJA, which removes net operating loss expirations, but limits utilization against 80% of taxable income.

The accompanying consolidated financial statements do not reflect the income taxes that would be payable to foreign taxing jurisdictions if the earnings of a group of corporations operating in those jurisdictions were to be transferred out of such jurisdictions, because such earnings are intended to be permanently reinvested in those countries. At December 31, 2019, cumulative earnings of approximately $33,976 would be subject to income taxes of approximately $10,193 if such earnings of foreign corporations were transferred out of such jurisdictions in the form of dividends.

The Company’s foreign tax returns, including the United States, State of California, State of New Jersey, State of Texas, Malaysia, Singapore, and United Kingdom, are subject to examination by the various tax authorities. The Company’s foreign tax returns are no longer subject to examinations by taxing authorities for years before 2015, except for its United States and State of California tax returns which are no longer subject to examinations for years before 2011 and 2008, respectively.

The U.S. Tax Cuts and Job Act of 2017 (TCJA) was signed into law on December 22, 2017. The TCJA significantly revised the U.S. federal corporate income tax by, among other things, lowering the corporate income tax rate, implementing a territorial tax system, imposing a repatriation tax on earnings of foreign subsidiaries that are deemed to be repatriated to the United States, imposing limitations on the deduction of interest expense and executive compensation, and the creation of the base erosion anti-abuse tax (BEAT), a new minimum tax.

The most significant effect of TCJA on the Company was the U.S. federal corporate tax rate reduction from 35% to 21%. A change in tax law was accounted for in the period of enactment, which required re-measurement of all our U.S. deferred income tax asset and liabilities during 2017. As the Company was in an overall net deferred tax liability position, the corporate tax rate reduction resulted in a net tax benefit of $2,653 in 2017, when the deferred tax assets and liabilities were revalued downward. In addition, the Company’s 2017 effective tax rate was favorably affected by 11.9% due to the TCJA.

The other significant provisions that became effective in 2018 that may impact the Company’s income taxes are: the limitation on the deduction of interest expense in excess of 30 percent of adjusted taxable income (which is approximately 30 percent of EBITDA through December 31, 2021 and approximately 30 percent of earnings before net interest and taxes thereafter), limitation on utilization of net operating losses generated after fiscal year 2017 to 80 percent of taxable income, lowered tax rate on its foreign-derived intangible income and limitation of deduction for executive compensation. The Company’s income tax provision as of and for the year ended December 31, 2019 has not been negatively affected by these new provisions under the TCJA.  However, based on the Company’s current projection, there could be negative effects in a future year, for example, when the more restrictive limitation on the deduction of interest expense becomes applicable after 2021.  The Company will continue to evaluate the impact that the TCJA could have on its future tax expense.

A reconciliation of the beginning and ending unrecognized tax benefit amounts for 2019 and 2018 are as follows:

Balance at December 31, 2017	$16,150
Increases related to prior year tax positions	4
Decreases related to prior year tax positions	(2)
Increases related to current year tax positions	3,131
Lapse of statute of limitations	(1,138)
Balance at December 31, 2018	18,145
Decreases related to prior year tax positions	(82)
Increases related to current year tax positions	2,922
Lapse of statute of limitations	(1,343)
Balance at December 31, 2019	$19,642

If the unrecognized tax benefits of $19,642 at December 31, 2019 were recognized, tax benefits in the amount of $19,584 would reduce our annual effective tax rate. The Company believes the total amount of unrecognized tax benefit as of December 31, 2019 will decrease by $1,444 in the next twelve months due to expiration of the statute of limitations, which would reduce our annual effective tax rate.

Interest and penalty expense recorded during 2019, 2018 and 2017 amounted to $182, $180 and $181, respectively. Total accrued interest and penalties as of December 31, 2019 and 2018 were $1,470 and $1,288, respectively, and were included in non-current income taxes payable.